Composition of Certain Financial Statement Line Items - Other Long Term Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Restricted cash	$ 842	$ 612
Deposits	155	315
Deferred offering costs	0	212
Total	$ 997	$ 1,139